Weighted Average Number of Shares Diluted (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Disclosure of Weighted Average Diluted Shares

(in millions)	2021	2022	2023
Weighted average number of shares (basic)	126.7	123.5	120.1
Dilutive effect of outstanding awards under SBC plans	—	0.1	0.2
Weighted average number of shares (diluted)	126.7	123.6	120.3